Segment information - Non-current assets and net revenue and fair value gains and losses by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 1,480,439	$ 831,377	[1]	$ 814,867	[1]
Investment property	40,725	42,342	[1]	44,581	[1]
Biological assets	11,270	11,276	[1]	8,516	[1]
Sales of goods and services rendered	793,239	933,178	[2]	869,235	[2]
Initial recognition and changes in fair value of biological assets and agricultural produce	16,195	63,220	[2]	125,456	[2]
Changes in net realizable value of agricultural produce after harvest	(909)	8,852	[2]	(5,841)	[2]
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment, net	1,480,439	831,377
Investment property	40,725	42,342
Goodwill	21,350	12,412
Biological assets	11,270	11,276
Sales of goods and services rendered	810,609	933,178		869,235
Initial recognition and changes in fair value of biological assets and agricultural produce	31,025	63,220		125,456
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	811,890	113,758
Investment property	40,725	42,342
Goodwill	15,081	5,095
Biological assets	11,270	11,276
Sales of goods and services rendered	207,480	214,888		164,264
Initial recognition and changes in fair value of biological assets and agricultural produce	45,985	36,341		62,970
Changes in net realizable value of agricultural produce after harvest	1,148	5,705		(4,491)
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	656,586	710,523
Investment property	0	0
Goodwill	6,269	7,317
Biological assets	0	0
Sales of goods and services rendered	496,966	545,859		432,468
Initial recognition and changes in fair value of biological assets and agricultural produce	(13,541)	26,326		62,556
Changes in net realizable value of agricultural produce after harvest	1,436	1,346		(958)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	11,963	7,096
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Sales of goods and services rendered	106,163	172,431		272,503
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,419)	553		(70)
Changes in net realizable value of agricultural produce after harvest	$ 120	$ 1,801		$ (392)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.